Share-based Compensation (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Share Option Activity) (Details) - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance		9,451
Number of Shares, Granted		2,496
Number of Shares, Exercised		(2,168)
Number of Shares, Forfeited/Expired		(26)
Number of Shares, Outstanding, Ending Balance		9,753	9,451
Number of Shares, Vested, Ending Balance, and expected to vest thereafter		9,694
Number of Shares, Exercisable, Ending Balance		1,637
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.476
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.001
Weighted Average Exercise Price, Forfeited/Expired		0.001
Weighted Average Exercise Price, Outstanding, Ending Balance		0.462	$ 0.476
Weighted Average Exercise Price, Vested, Ending balance, and expected to vest thereafter		0.464
Weighted Average Exercise Price, Exercisable, Ending balance, and expected to vest thereafter		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning Balance		5 years 6 months 22 days	6 years 3 months 22 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending Balance		5 years 6 months 22 days	6 years 3 months 22 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance, and expected to vest thereafter		5 years 6 months 14 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		5 years 8 months 5 days
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 108,340
Aggregate Intrinsic Value, Vested, Ending balance, and expected to vest thereafter	[1]	107,660
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 18,941

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $11.57 on the last trading day in 2017 and the exercise price of the options.